ACCUMULATED OTHER COMPREHENSIVE INCOME	6 Months Ended
Mar. 31, 2013
Accumulated Other Comprehensive Income [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME
4.
  ACCUMULATED OTHER COMPREHENSIVE INCOME

The following table presents the changes in accumulated other comprehensive income by component net of tax for the six months ended March 31, 2013 (unaudited).

Unrealized gains on available for sale securities (a)
(unaudited)
(Dollars in Thousands)
Balance as of September 30, 2012	$1,945
Other comprehensive loss before reclassification	(564)
Amount reclassified from accumulated other comprehensive income	4
Total other comprehensive loss	(560)
Balance as of March 31, 2013 (unaudited)	$1,385

(a)
  All amounts are net of tax. Amounts in parentheses indicate debits.

The following table presents significant amounts reclassified out of each component of accumulated other comprehensive income for the six months ended March 31, 2013 (unaudited).

Details about other comprehensive income	Amount Reclassified from Accumulated Other Comprehensive Income (a)	Affected Line Item in the Statement Where Net Income is Presented
(unaudited)
(Dollars in Thousands)
Unrealized gains on available for sale securities	$16	Gain on sale of securities available for sale
	(5)	Income taxes
	(20)	Net impairment losses recognized in earnings
	7	Income taxes
	$(2)	Net of tax

(a)
  Amounts in parentheses indicate debits for net income.